UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			FORM 13F



		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	March 31, 2001

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is
a restatement. adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  May 15, 2001


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	117

Form 13F Information Table Value Total:	$515,951


List of Other Included Managers:

No. 13F File Number		Name







Name of Reporting
Manager : Walter F.
H
arriso
n III




Item 1:
Item 2
Item 3
Item 4
Item 5

Item
6:00

It
em 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
I
nvestm
ent Dis
cretion
Ma
nagers
Voting Authority (S


Number
Value
Principal



(b) Shared
See I
nstruc. V





Amount

(a)
Sole
As Defined
(c) Shared

(a) Sole












































in Instr. V
Other


ASM INTERNATIONAL NV
Common
N07045102
302,456
17,100

X


Walter
Harrison
X
AG SERVICES OF AMERICA
Common
1250109
4,308,255
296,100

X


Walter
Harrison
X
ADVANCED FIBRE COMMUNCIATION
Common
00754A105
43,653
3,050

X


Walter
Harrison
X
ADVANTA CORP CL B
Class -B
7942204
1,095,000
80,000

X


Walter
Harrison
X
AFFILIATED MANAGERS GROUP
Common
8252108
111,390
2,370

X


Walter
Harrison
X
AGERE SYS INC
Class -A
00845V100
93,936
15,200

X


Walter
Harrison
X
ALLIANT TECHSYSTEMS INC
Common
18804104
13,831,510
156,200

X


Walter
Harrison
X
ALPHARMA INC
Class -A
20813101
55,658
1,700

X


Walter
Harrison
X
ALTERA CORP
Common
21441100
195,081
9,100

X


Walter
Harrison
X
ALZA CORP
Class -A
22615108
481,950
11,900

X


Walter
Harrison
X
AMERICAN EXPRESS CO
Common
25816109
82,600
2,000

X


Walter
Harrison
X
AMERICAN TECHNOLOGY CORP PFD
Common
30990345
558,791
120,010

X


Walter
Harrison
X
ANHTRACITE MORTGAGE CAPITAL INC
Common
37023108
5,972,964
618,960

X


Walter
Harrison
X
APPLIED MATERIALS
Common
38222105
130,500
3,000

X


Walter
Harrison
X
AT&T CORP LIBERTY
Class -A
1957208
439,600
31,400

X


Walter
Harrison
X
BJ SERVICES
Common
55482103
168,744
2,370

X


Walter
Harrison
X
BANK NEW YORK INC
Common
64057102
33,961,961
689,723

X


Walter
Harrison
X
BIG ENTERTAINMENT
Common
89144109
73,625
9,500

X


Walter
Harrison
X
BENTLEY PHARMCEUTICALS
Common
82657107
47,000
10,000

X


Walter
Harrison
X
BRUNSWICK CORP
Common
117043109
3,566,771
181,700

X


Walter
Harrison
X
CAPITAL AUTOMOTIVE REIT
Common
139733109
11,364,800
710,300

X


Walter
Harrison
X
CAPITAL CROSSING BANK
Common
140071101
5,583,313
284,500

X


Walter
Harrison
X
CASINO DATA SYS
Common
147583108
5,317,412
605,545

X


Walter
Harrison
X
CHILDRENS PLACE RETAIL STORES
Common
168905107
272,640
11,360

X


Walter
Harrison
X
CISCO SYSTEMS
Common
17275R102
158,125
10,000

X


Walter
Harrison
X
CITADEL COMMUNICATIONS
Common
172853202
676,600
27,200

X


Walter
Harrison
X
CITIZENS COMMUNICATIONS COMPANY
Common
17453B101
4,694,415
371,100

X


Walter
Harrison
X
CNA FINANCIAL CORP
Common
126117100
14,765,468
421,750

X


Walter
Harrison
X
COMDISCO INC
Common
200336105
902,400
112,800

X


Walter
Harrison
X
COMMERCE BANCORP INC
Common
200519106
123,600
2,060

X


Walter
Harrison
X
COMPUTER ASSOC INTL INC.
Common
204912109
20,073,682
738,003

X


Walter
Harrison
X
CONVERGYS CORP
Common
212485106
5,240,971
145,300

X


Walter
Harrison
X
CORE LABORATORIES
Common
N22717107
42,608
2,270

X


Walter
Harrison
X
CYBERONICS
Common
23251P102
4,279,975
264,400

X


Walter
Harrison
X
DVI INC
Common
233343102
10,980,582
712,100

X


Walter
Harrison
X
DELL COMPUTER
Common
247025109
263,297
10,250

X


Walter
Harrison
X
DELWEBB CORP
Common
947423109
12,761,700
413,000

X


Walter
Harrison
X
DIME BANCORP INC
Common
25429Q102
8,868,700
270,800

X


Walter
Harrison
X
EARTHLINK INC
Common
270321102
138,225
11,400

X


Walter
Harrison
X
EFUNDS CORP
Common
28224R101
192,500
10,000

X


Walter
Harrison
X
ELECTROGLAS INC.
Common
285324109
5,151,300
312,200

X


Walter
Harrison
X
EMMIS COMMUNICATIONS
Class -A
291525103
253,125
10,000

X


Walter
Harrison
X
EQUITY INNS INC
Common
294703103
672,597
85,900

X


Walter
Harrison
X
EVEREST REINSURANCE
Common
G3223R108
24,000,416
360,800

X


Walter
Harrison
X
FEDL NATL MTGE ASSN
Common
313586109
31,460,308
395,230

X


Walter
Harrison
X
FEDERATED DEPT STORES INC
Common
31410H101
83,100
2,000

X


Walter
Harrison
X
FIRST REPUBLIC BANCORP INC
Common
336158100
7,731,900
351,450

X


Walter
Harrison
X
FOREST CITY ENTERPRISES (CL-A)
Class-A
345550107
16,968,610
374,170

X


Walter
Harrison
X
GLOBALSTAR TELECOMMUNICATION
Common
G3930H104
259,840
448,000

X


Walter
Harrison
X
GENTEK INC
Common
37245X104
5,300,568
407,736

X


Walter
Harrison
X
GOOD GUYS INC
Common
382091106
2,913,125
590,000

X


Walter
Harrison
X
HARRAHS ENTERTAINMENT
Common
413619107
109,480
3,720

X


Walter
Harrison
X
HCA-HEALTHCARE CO
Common
404119109
7,715,732
191,600

X


Walter
Harrison
X
HILTON HOTELS
Common
432848109
4,114,165
393,700

X


Walter
Harrison
X
HOLLINGER ITNL INC CL A
Common
435569108
5,965,839
416,900

X


Walter
Harrison
X
HOLLYWOOD MEDIA CORP
Common
436233100
2,404,287
541,506

X


Walter
Harrison
X
ITLA CAP CORP
Common
450565106
5,712,000
285,600

X


Walter
Harrison
X
INTEL CORP
Common
458140100
15,844,335
602,160

X


Walter
Harrison
X
INTERMAGNETICS GEN CRP
Common
458771102
71,344
2,942

X


Walter
Harrison
X
JLG INDS INC
Common
466210101
195,000
15,000

X


Walter
Harrison
X
JABIL CIRCUIT
Common
466313103
147,016
6,800

X


Walter
Harrison
X
JO ANN STORES
Class-B
47758P208
207,000
60,000

X


Walter
Harrison
X
JOHNSON & JOHNSON
Common
478160104
656,025
7,500

X


Walter
Harrison
X
KLA-TENOR CORPORATION
Common
482480100
179,156
4,550

X


Walter
Harrison
X
KEMET CORP
Common
488360108
508,200
30,000

X


Walter
Harrison
X
LAKES GAMING
Common
51206P109
4,304,843
462,265

X


Walter
Harrison
X
LATTICE SEMICONDUCTOR GROUP
Common
518415104
165,506
9,100

X


Walter
Harrison
X
LEGATO SYSTEMS
Common
524651106
180,938
15,000

X


Walter
Harrison
X
LINCARE HOLDINGS INC
Common
532791100
97,934
1,850

X


Walter
Harrison
X
LONE STAR STEAKHOUSE SALOON
Common
542307103
1,491,489
160,700

X


Walter
Harrison
X
LUCENT TECHNOLOGIES
Common
549463107
283,148
28,400

X


Walter
Harrison
X
MAYORS JEWELERS INC
Common
578462103
1,690,024
410,200

X


Walter
Harrison
X
METTLER TOLEDO INTL
Common
592688105
10,977,372
266,700

X


Walter
Harrison
X
MICROSOFT INC
Common
594918104
2,635,938
48,200

X


Walter
Harrison
X
MILLENNIUM PHARMCEUTICALS
Common
599902103
93,512
3,070

X


Walter
Harrison
X
MOTOROLA INC
Common
620076109
71,300
5,000

X


Walter
Harrison
X
NTL Inc.
Common
629407107
7,695,271
305,975

X


Walter
Harrison
X
NEW YORK COMMUNITY BANCORP INC
Common
649445103
4,249,950
146,550

X


Walter
Harrison
X
NOKIA CORP
Common
654902204
676,800
28,200

X


Walter
Harrison
X
NORTH FORK BANCORPORATION INC NY
Common
659424105
13,967,743
538,256

X


Walter
Harrison
X
OM GROUP INC
Common
670872100
13,894,523
260,930

X


Walter
Harrison
X
OAKLEY INC
Common
673662102
172,369
9,700

X


Walter
Harrison
X
OCWEN FINANCIAL CORP
Common
675746101
5,771,672
679,820

X


Walter
Harrison
X
PFF BANCORP
Common
69331W104
4,268,669
186,100

X


Walter
Harrison
X
PARK PLACE ENTERTAINMENT CORP
Common
700690100
19,239,875
1,877,061

X


Walter
Harrison
X
PEOPLESOFT INC
Common
712713106
97,383
4,155

X


Walter
Harrison
X
PETROLEUM GEO-SVCS A/S
Common-ADR
716597109
3,471,705
387,900

X


Walter
Harrison
X
PHILIP MORRIS CO INC (HLDG CO)
Common
718154107
12,106,868
255,150

X


Walter
Harrison
X
PHOTRONICS
Common
719405102
1,338,063
54,200

X


Walter
Harrison
X
PRICE COMMUNICATIONS
Common
741437305
234,917
13,650

X


Walter
Harrison
X
PRIZE ENERGY GROUP
Common
74267L106
185,640
9,100

X


Walter
Harrison
X
PROXIM INC
Common
744284100
114,713
11,400

X


Walter
Harrison
X
RADIAN GROUP INC(CMAC)
Common
750236101
16,774,900
247,600

X


Walter
Harrison
X
RANGE RESOURCES CORP
Common
75281A109
93,720
17,040

X


Walter
Harrison
X
RECONDITIONED SYSTEMS INC
Common
756240305
993,351
331,117

X


Walter
Harrison
X
REDWOOD TRUST INC
Common
758075402
13,175,360
668,800

X


Walter
Harrison
X
REHABECARE GROUP INC
Common
759148109
543,840
13,200

X


Walter
Harrison
X
REYNOLDS & REYNOLDS CO CL-A
Class-A
761695105
22,395,450
1,163,400

X


Walter
Harrison
X
3COM CORP
Common
885535104
114,374
20,000

X


Walter
Harrison
X
RESOURCES BANSHARES MTG GROUP INC
Common
761197102
3,133,500
417,800

X


Walter
Harrison
X
RFS HOTEL INVESTORS INC
Common
74955J108
12,255,872
846,400

X


Walter
Harrison
X
ROYAL CARRIBEAN CRUISES
Common
V7780T103
172,875
7,500

X


Walter
Harrison
X
S C I SYSTEMS
Common
783890106
144,690
7,950

X


Walter
Harrison
X
SORRENTO NETWORKS CORP
Common
83586Q100
30,938
5,000

X


Walter
Harrison
X
STILWELL FINANCIAL INC
Common
860831106
4,870,512
181,600

X


Walter
Harrison
X
SUNRISE  ASSISTED LIVING INC
Common
86768K106
52,172
2,650

X


Walter
Harrison
X
TEVA PHARMACEUTICAL IND LTD
Common
881624209
7,363,450
134,800

X


Walter
Harrison
X
THREE-FIVE SYSTEMS INC
Common
88554L108
41,846
3,430

X


Walter
Harrison
X
TIER TECHNOLOGIES
Common
88650Q100
3,942,125
335,500

X


Walter
Harrison
X
TRAID HOSPITALS
Common
89579K109
192,100
6,800

X


Walter
Harrison
X
US BANCORP
Common
902973304
4,166,627
179,596

X


Walter
Harrison
X
VERITAS DGC INC
Common
92343P107
209,273
6,550

X


Walter
Harrison
X
VIRATA CORP
Common
927646109
137,156
10,500

X


Walter
Harrison
X
WADDELL & REED FIN, INC
Common
930059100
120,488
4,250

X


Walter
Harrison
X
WEB METHODS INC
Common
94768C108
20,875
1,000

X


Walter
Harrison
X
WMS INDS INC
Common
929297109
4,507,200
250,400

X


Walter
Harrison
X
XO COMMUNICATIONS
Common
983764101
173,404
24,772

X


Walter
Harrison
X

TOTAL

$            515,
951,189






